Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Equity
9.	Equity
(a)	The Company has only one class of common shares authorized, issued and outstanding.
(b)	Stock Options

In April 2016, the Board of Directors approved 2016 stock option plan that was subsequently approved by the shareholders at the 2016 annual general meeting of shareholders. The plan allows for the grant of (i) 15,000 options to each non-employee director of the Company elected at each annual general meeting of shareholders, and (ii) Options can also be granted to key employees, consultants or advisors of the Company or any of its subsidiaries based on past performance and/or expected contributions to the Company. The maximum number of shares to be issued pursuant to exercise of options granted was 3,500,000 shares. The options granted under this plan generally had a term not exceeding ten years, subject to the discretion of the Board of Directors.

In April 2017, the Board of Directors approved a stock option plan that was subsequently approved by the shareholders at the 2017 annual general meeting of shareholders, with the same term and conditions as of the 2016 stock option plan The maximum number of shares to be issued pursuant to exercise of options granted was 1,500,000 shares.

In March 2017, 75,000 share options were granted to employees of the Company under the 2016 stock option plan and these vested in five equal portions at March 2017, January 2018, January 2019, January 2020, and January 2021, respectively.

In May 2017, 800,000 share options were granted to directors of the Company under the 2016 stock option plan and vested in four equal portions at May 2017, January 2018, January 2019 and January 2020, respectively.

In January 2018, 1,320,000 share options were granted to directors and employees of the Company under the 2017 stock option plan and vested in two equal portions at January 2018 and January 2019, respectively.

In June 2018, 180,000 share options were granted to two new directors of the Company under the 2017 stock option plan and vested in three equal portions at June 2018, January 2019 and January 2020 respectively.

In August 2018, 90,000 share options were granted to a new director of the Company under the 2017 stock option plan and vested in three equal portions at August 2018, January 2019 and January 2020, respectively.

In June 2019, 120,000 share options were granted to two new director of the Company under the 2017 stock option plan and vested in two equal portions at June 2019 and January 2020, respectively.

Share based compensation costs for the grants of share option to the directors of $438, $2,509 and $98 were recorded during the years ended December 31, 2017, 2018 and 2019, respectively.

A summary of stock option activity during the three years in the period ended December 31, 2019 is as follows:

	Number of options	Weighted average exercise price	Weighted average fair value per option
Outstanding and exercisable at January 1, 2017	3,194,000	$6.08	$1.28
Granted	875,000	$11.10	$0.95
Exercised	(1,104,500)	$6.25	$0.91
Expired	(732,100)	$7.42	$1.11
Outstanding and exercisable at December 31, 2017	2,232,400	$7.52	$1.40
Granted	1,590,000	$13.02	$2.01
Exercised	(635,800)	$6.22	$1.11
Expired	(1,079,600)	$13.25	$1.64
Outstanding and exercisable at December 31, 2018	2,107,000	$9.13	$1.82
Granted	120,000	$9.57	$0.82
Exercised	(578,000)	$6.29	$1.58
Expired	(723,000)	$12.94	$1.95
Outstanding and exercisable at December 31, 2019	926,000	$7.98	$1.72

Aggregate intrinsic value represents the value of the Company’s closing stock price on the last trading day of the fiscal period in excess of the weighted-average exercise price multiplied by the number of options outstanding or exercisable.

Details of the options outstanding and exercisable as of December 31, 2019 are as follows:

Number of options granted	Vesting period	Exercise price	Exercisable period	Weighted remaining contractual life in months
In 2015
110,000	100% vest at date of grant	$8.00	October 30, 2015 to October 29, 2020	10.0
In 2016
280,000	vest in January 2020	$6.22	January 1, 2020 to December 31, 2020	12.0
186,000	vest in January 2020	$5.41	January 1, 2020 to December 31, 2020	12.0
In 2017
15,000	vest in January 2020	$7.10	January 1, 2020 to December 31, 2020	12.0
15,000	vest in January 2021	$7.10	January 1, 2021 to December 31, 2021	24.0
100,000	vest in January 2020	$7.95	January 1, 2020 to December 31, 2020	12.0
100,000	vest in January 2020	$15.00	January 1, 2020 to December 31, 2020	12.0
In 2018
30,000	vest in January 2020	$12.20	January 1, 2020 to December 31, 2020	12.0
30,000	vest in January 2020	$10.55	January 1, 2020 to December 31, 2020	12.0
In 2019
60,000	vest in January 2020	$9.57	January 1, 2020 to December 31, 2020	12.0

There were approximately $ 1,093, $524 and $10 of unrecognized compensation expense related to non-vested stock options granted under the Company’s option plans at December 31, 2017, 2018 and 2019, respectively. The total amount of recognized compensation costs in 2017, 2018 and 2019 were $1,424, $3,320 and $539, respectively.

A total of 926,000 stock options are exercisable as of December 31, 2019.

The total fair value of shares vested during fiscal years ended December 31, 2017, 2018 and 2019 were $91, $1,821 and $2,246, respectively.

The weighted average remaining contractual lives of the stock options outstanding at December 31, 2017, 2018 and 2019 were approximately 33, 17 and 12 months, respectively. The weighted average fair values of options granted during 2017, 2018 and 2019 were $0.95, $2.01 and $0.82, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31,	2017	2018	2019
Risk-free interest rate	0.98% to 2.02%	1.80% to 2.78%	1.71% to 2.10%
Expected life	0.67 years to 4.83 years	0.42 years to 2.58 years	0.52 years to 1.52 years
Expected volatility	31.37% to 49.63%	20.53% to 35.40%	23.14% to 25.46%
Expected dividend yield	2.26% to 2.54%	2.11% to 2.65%	2.93%

(c)	Share Buy Back

As of December 31, 2017, 2018 and 2019, there are no additional common shares repurchased by the Company under this program.

The share repurchase program was conducted in accordance with Rule 10b-18 of the Securities and Exchange Act of 1934.